Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Income Taxes [Abstract]
Federal income tax expense	$ 207,469
State income tax expense	101,883	1,925
Total income tax expenses	$ 309,352	$ 1,925